Leases - Summary of Other Information Related to Leases (Details) - 12 months ended Mar. 31, 2020 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	₨ 342	$ 4.5
Weighted average remaining operating lease term	31 years	31 years
Incremental borrowing rate	10.00%	10.00%